UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21035

                              CITIZENSSELECT FUNDS
               (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        04/30


Date of reporting period:       04/30/03

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.


CITIZENSSELECT FUNDS

CITIZENSSELECT PRIME
MONEY MARKET FUND

ANNUAL REPORT  April 30, 2003




The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            12   Notes to Financial Statements

                            17   Report of Independent Auditors

                            18   Board Members Information

                            19   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                        Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period from May 1, 2002, through April 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

We have recently seen what we believe are encouraging signs of stability in the financial markets. Perhaps most important, the war in Iraq ended quickly, without disruptions in oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many major stock market indices have posted modest gains since the start of 2003, suggesting greater investor optimism. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows
and    inflationary    pressures    have    remained    subdued.

Although economic problems and concerns remain, we believe that positive factors outweigh negative ones and that the U.S. economy appears to be on the path to recovery. What are the implications for your money market investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for higher returns from longer-term assets in the stock and bond markets. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

During the 12-month period ended April 30, 2003, the fund produced yields of 1.41% for Class A shares, 1.18% for Class B shares, 0.97% for Class C shares and 0.72% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields of 1.42% for Class A shares, 1.19% for Class B
shares,   0.98%   for   Class  C  shares  and  0.72%  for  Class  D  shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic and foreign banks; repurchase agreements, asset-backed securities and high-grade commercial paper; and other short-term corporate obligations. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

When the reporting period began in May 2002, investors' expectations of a robust economic recovery had been fueled, in part, by estimates of a 5.0% annualized growth rate for the U.S. economy during the first quarter of the year. However, it soon became apparent during the second quarter that the recovery would be weaker than most investors had hoped. Jobless claims increased, and consumer spending began to slow. The economic growth rate for the second quarter of 2002 declined to just 1.3%.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

During the summer, negative economic influences generally overshadowed positive ones, as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions took their toll. As a result, at its August meeting, the Federal Reserve Board (the "Fed" ) shifted its bias to a more accommodative stance, suggesting that it was ready to reduce interest rates further to stimulate renewed economic growth. Investors who had previously expected eventual rate hikes as the economy recovered began to believe that further rate cuts to prevent a double-dip recession were a more likely scenario

Economic weakness continued to prevail in the fall as consumer confidence and the stock market dropped to multi-year lows, and the unemployment rate rose. The third quarter' s annualized GDP growth rate of 4% was weaker than most analysts had anticipated.

In early November, the Fed implemented its only interest-rate reduction of the reporting period, cutting the federal funds rate by a larger-than-expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of rising international tensions and
corporate    scandals.

After the Fed took action, the economy showed some signs of improvement. Retail sales in November came in higher than most analysts had expected, and the stock market rallied while consumer confidence improved. Nonetheless, the fourth quarter' s GDP growth rate fell to an estimated annualized rate of just 1.4%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the Fed kept the federal funds rate unchanged at 1.25% . In March, the outbreak of hostilities in Iraq clouded the economic picture further, and corporations and consumers apparently chose to wait for the war' s resolution before committing to additional spending and investment. In fact, the Fed took the unusual step at its March 2003 meeting of declining to commit to a position on the risks pertaining to the economy. It stressed that war-related uncertainty was so great that it could not adequately assess the economic risks. Nonetheless, as the conflict progressed, the market's focus appeared to shift toward expectations of a quick resolution to the war. However, investors generally continued to hold steady and did not make major commitments to
longer-term    investments.

After the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6% , suggesting that businesses were reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers. Initial estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively
disappointing    1.6%   .

What is the fund's current strategy?

By the reporting period's end, expectations began to build that the Fed's next move might be an additional rate cut if the economy does not respond more robustly to the Fed' s accommodative monetary policy and the Bush Administration' s stimulative fiscal policy. Interest rates continue to hover near historical lows, and investors remain on the sidelines, waiting for more convincing signs of sustained economic strength. Of course, a change in investment strategy may be necessitated by developing market conditions.

May 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2003



                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--35.0%                                             Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

   1.25%, 5/9/2003                                                                           25,000,000               25,000,000

Barclays Bank PLC (London)

   1.26%, 6/17/2003                                                                          25,000,000               24,997,985

Canadian Imperial Bank of Commerce (Yankee)

   1.29%, 6/23/2003                                                                           6,000,000  (a)           5,999,607

Citibank N.A.

   1.26%, 5/6/2003                                                                           25,000,000               25,000,000

Credit Lyonnais (Yankee)

   1.25%, 6/3/2003                                                                           25,000,000               25,000,228

First Tennessee Bank N.A.

   1.25%, 6/24/2003                                                                          20,000,000               20,000,000

Norddeutsche Landesbank Girozentrale (London)

   1.25%, 6/30/2003                                                                          25,000,000               25,000,000

Royal Bank of Scotland PLC (Yankee)

   1.25%, 5/12/2003                                                                          25,000,000               25,000,000

Swedbank (Yankee)

   1.29%, 1/21/2004                                                                          10,000,000  (a)           9,999,633

WestLB AG (Yankee)

   1.35%, 6/18/2003                                                                          25,000,000               25,000,495

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $210,997,948)                                                                                               210,997,948
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--48.9%
-----------------------------------------------------------------------------------------------------------------------------------

Bank of Ireland

   1.26%, 5/28/2003                                                                          25,000,000               24,976,375

Credit Agricole--Indosuez

   1.27%, 5/6/2003                                                                           25,000,000               24,995,590

Depfa Bank PLC

   1.23%, 7/7/2003                                                                           25,000,000               24,942,770

Dexia Delaware LLC

   1.26%, 5/30/2003                                                                          25,000,000               24,974,625

Eurohypo AG

   1.29%, 5/13/2003                                                                          25,000,000               24,989,250

FCAR Owner Trust

   1.25%, 5/13/2003                                                                          25,000,000               24,989,583

HBOS Treasury Services PLC

   1.25%, 5/23/2003                                                                          25,000,000               24,980,903

Nordea North America Inc.

   1.20%, 6/2/2003--6/24/2003                                                                30,102,000               30,066,149


                                                                                            Principal
COMMERCIAL PAPER (CONTINUED)                                                               Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Sanpaolo IMI U.S. Financial Co.

   1.23%, 7/2/2003                                                                           25,000,000               24,947,041

Societe Generale

   1.23%, 7/8/2003                                                                           25,000,000               24,941,917

Spintab AB

   1.31%, 5/15/2003                                                                          20,000,000               19,989,889

UBS Finance Delaware LLC

   1.36%, 5/1/2003                                                                           20,000,000               20,000,000

TOTAL COMMERCIAL PAPER

   (cost $294,794,092)                                                                                               294,794,092

CORPORATE NOTES--1.6%

CC (USA) Inc.

  1.33%, 7/15/2003

   (cost $10,000,000)                                                                        10,000,000  (b)          10,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--8.3%

Bank One N.A

   1.30%, 2/24/2004                                                                          25,000,000  (a)          24,997,940

National City Bank

   1.30%, 10/8/2003                                                                          25,000,000  (a)          24,997,825

TOTAL SHORT-TERM BANK NOTES

   (cost $49,995,765)                                                                                                 49,995,765

TIME DEPOSITS--6.2%
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas (Grand Cayman)

   1.35%, 5/1/2003                                                                           20,000,000               20,000,000

HSBC USA Inc. (Grand Cayman)

   1.25%, 5/1/2003                                                                           17,407,000               17,407,000

TOTAL TIME DEPOSITS

   (cost $37,407,000)                                                                                                 37,407,000

TOTAL INVESTMENTS (cost $603,194,805)                                                            100.0%              603,194,805

CASH AND RECEIVABLES (NET)                                                                          .0%                   16,002

NET ASSETS                                                                                       100.0%              603,210,807

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. ON APRIL 30, 2003, THIS SECURITY
AMOUNTED TO $10,000,000 OR 1.6% OF NET ASSESTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           603,194,805   603,194,805

Interest receivable                                                     459,226

                                                                    603,654,031

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            67,689

Cash overdraft due to Custodian                                         207,823

Accrued expenses                                                        167,712

                                                                        443,224

NET ASSETS ($)                                                      603,210,807

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     603,210,807

NET ASSETS ($)                                                      603,210,807

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

Net Assets ($)                                                       65,308,645

Shares Outstanding                                                   65,308,645

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS B SHARES

Net Assets ($)                                                      476,230,040

Shares Outstanding                                                  476,230,040

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS C SHARES

Net Assets ($)                                                       60,387,779

Shares Outstanding                                                   60,387,779

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS D SHARES

Net Assets ($)                                                        1,284,343

Shares Outstanding                                                    1,284,343

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

From May 1, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      7,939,779

EXPENSES:

Management fee--Note 2(a)                                              513,879

Administrative service fees--Note 2(c)                               1,145,837

Omnibus account service fees--Note 2(d)                                513,879

Distribution plan fees--Note 2(b)                                      128,647

TOTAL EXPENSES                                                       2,302,242

Less--waiver of fees due to undertakings--Note 2(a,b,c)              (181,680)

NET EXPENSES                                                         2,120,562

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                            5,819,217

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

From May 1, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

OPERATIONS ($):

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                            5,819,217

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                                       (770,838)

Class B shares                                                     (4,567,372)

Class C shares                                                       (476,102)

Class D shares                                                         (4,905)

TOTAL DIVIDENDS                                                    (5,819,217)

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                                     410,527,351

Class B shares                                                   1,679,837,354

Class C shares                                                     139,289,581

Class D shares                                                       8,234,790

Dividends reinvested:

Class A shares                                                          54,837

Class B shares                                                         827,797

Class C shares                                                         458,218

Class D shares                                                           4,905

Cost of shares redeemed:

Class A shares                                                   (345,298,543)

Class B shares                                                 (1,204,460,112)

Class C shares                                                    (79,385,020)

Class D shares                                                     (6,980,351)

INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL STOCK TRANSACTIONS                                       603,110,807

TOTAL INCREASE (DECREASE) IN NET ASSETS                            603,110,807

NET ASSETS ($):

Beginning of Period                                                    100,000

END OF PERIOD                                                      603,210,807

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from May 1, 2002 (commencement of operations) to April 30, 2003. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                Class A Shares         Class B Shares        Class C Shares        Class D Shares
                                                    Year Ended             Year Ended            Year Ended            Year Ended
                                                April 30, 2003         April 30, 2003        April 30, 2003        April 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                    1.00                   1.00                  1.00                   1.00

Investment Operations:

Investment income--net                                     .014                   .012                  .010                   .007

Distributions:

Dividends from
   investment income--net                                 (.014)                 (.012)                (.010)                 (.007)

Net asset value, end of period                            1.00                   1.00                  1.00                   1.00

TOTAL RETURN (%)                                          1.42                   1.18                   .98                    .72

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                      .18                    .42                   .62                    .87

Ratio of net investment income
   to average net assets                                  1.39                   1.12                   .96                    .62

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                                 .02                    .03                   .08                    .23

Net Assets, end of period
   ($ x 1,000)                                       65,309                476,230                60,388                  1,284

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the "fund") is a separate, diversified series of CitizensSelect Funds (the "Company"). The Company had no operations until May 1, 2002 (commencement of operations) other than matters relating to its organization and registration as a open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 25,000 shares of Beneficial Interest ("Initial Shares") of each of Class A, Class B, Class C and Class D shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.


It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of each fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, was all ordinary income.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, distribution plan fees, administrative services plan fee, omnibus account services plan fee, fees and expenses of Board members who are not "interested persons" under the Act ("non-interested persons"), fees of independent counsel to the non-interested persons and extraordinary expenses. The Manager had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $80,774 during the period ended April 30, 2003.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under each Plan are payable without regard
to    actual    expenses    incurred.

During the period ended April 30, 2003, Class C and Class D shares were charged $123,517 and $5,130, respectively, pursuant to the Plan. The Distributor had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $32,110 for Class C and $1,743 for Class D.

(C) Under the Administrative Services Plan, Class B, Class C and Class D shares pays Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2003, Class B, Class C and Class D shares were charged $1,020,347, $123,517 and $1,973, respectively, pursuant to the Administrative Services Plan. Citizens had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of the administration fee for Class B. The amount waived during the period for Class B amounted to $67,053.

(D) Under the Omnibus Account Services Agreement, each fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds may reasonably request. During the period ended April 30, 2003, Class A, Class B, Class C and Class D shares were charged $55,545, $408,139, $49,406 and $789, respectively, pursuant to the Omnibus Account Services Agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(E) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund decreased, and the annual fee was decreased to $8,000 while the attendance fee was decreased to $2,000 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the funds comprising CitizensSelect Funds) , as of April 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the period from May 1, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 1, 2002 to April 30, 2003, in conformity with accounting principles generally accepted in the United States.


New York, New York

June 6, 2003

                                                             The Fund


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (69)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (75)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson Emeritus

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE FEBRUARY 2002.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE FEBRUARY 2002.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE FEBRUARY 2002.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, SECRETARY SINCE FEBRUARY 2002.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 87 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE FEBRUARY 2002.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE FEBRUARY 2002.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

MICHAEL CONDON, ASSISTANT TREASURER SINCE FEBRUARY 2002.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE FEBRUARY 2002.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.



FOR MORE INFORMATION
-------------------------------------------------------------------------------

INVESTMENT ADVISER

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

CUSTODIAN

The Bank of New York
100 Church Street
New York, NY 10286

TRANSFER AGENT & DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

BY TELEPHONE
Call your Citizens Registered
Representative or
1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101

462AR0403





CITIZENSSELECT FUNDS

CITIZENSSELECT TREASURY
MONEY MARKET FUND

ANNUAL REPORT  April 30, 2003




The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Important Tax Information

                            18   Board Members Information

                            19   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                     Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period from May 1, 2002, through April 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

We have recently seen what we believe are encouraging signs of stability in the financial markets. Perhaps most important, the war in Iraq ended quickly, without disruptions in oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many major stock market indices have posted modest gains since the start of 2003, suggesting greater investor optimism. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows
and    inflationary    pressures    have    remained    subdued.

Although economic problems and concerns remain, we believe that positive factors outweigh negative ones and that the U.S. economy appears to be on the path to recovery. What are the implications for your money market investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for higher returns from longer-term assets in the stock and bond markets. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

During the 12-month period ended April 30, 2003, the fund produced yields of 1.31% for Class A shares, 1.08% for Class B shares, 0.87% for Class C shares and 0.62% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields of 1.32% for Class A shares, 1.08% for Class B
shares,   0.88%   for   Class  C  shares  and  0.62%  for  Class  D  shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund's performance?

When the reporting period began in May 2002, investors' expectations of a robust economic recovery had been fueled, in part, by estimates of a 5.0% annualized growth rate for the U.S. economy during the first quarter of the year. However, it soon became apparent during the second quarter that the recovery would be weaker than most investors had hoped. Jobless claims increased, and consumer spending began to slow. The economic growth rate for the second quarter of 2002 declined to just 1.3%.

During the summer, negative economic influences generally overshadowed positive ones, as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions took their toll. As a result, at its August meeting, the Federal Reserve Board (the "Fed") shifted its bias to a more accommodative stance, suggesting that it was ready to reduce interest rates further to stimulate renewed eco-
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

nomic growth. Investors who had previously expected eventual rate hikes as the economy recovered began to believe that further rate cuts to prevent a double-dip recession were a more likely scenario.

Economic weakness continued to prevail in the fall as consumer confidence and the stock market dropped to multi-year lows, and the unemployment rate rose. The third quarter' s annualized GDP growth rate of 4% was weaker than most analysts had anticipated.

In early November, the Fed implemented its only interest-rate reduction of the reporting period, cutting the federal funds rate by a larger-than-expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of rising international tensions and
corporate    scandals.

After the Fed took action, the economy showed some signs of improvement. Retail sales in November came in higher than most analysts had expected, and the stock market rallied while consumer confidence improved. Nonetheless, the fourth quarter' s GDP growth rate fell to an estimated annualized rate of just 1.4%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the Fed kept the federal funds rate unchanged at 1.25% . In March, the outbreak of hostilities in Iraq clouded the economic picture further, and corporations and consumers apparently chose to wait for the war' s resolution before committing to additional spending and investment. In fact, the Fed took the unusual step at its March 2003 meeting of declining to commit to a position on the risks pertaining to the economy. It stressed that war-related uncertainty was so great that it could not adequately assess the economic risks. Nonetheless, as the conflict progressed, the market's focus appeared to shift toward expectations of a quick resolution to the war. However, investors generally continued to hold steady and did not make major commitments
to    longer-term    investments.


As the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6% , suggesting that businesses were reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers. Initial estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively
disappointing    1.6%.

What is the fund's current strategy?

By the reporting period's end, expectations began to build that the Fed's next move might be an additional rate cut if the economy does not respond more robustly to the Fed' s accommodative monetary policy and the Bush Administration' s stimulative fiscal policy. Interest rates continue to hover near historical lows, and investors remain on the sidelines. Of course, a change in investment strategy may be necessitated by developing market conditions.

May 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2003



                                                                          Annualized
                                                                            Yield on
                                                                             Date of              Principal
U.S. TREASURY BILLS--99.8%                                                   Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   5/1/2003                                                                      1.13             4,686,000            4,686,000

   5/8/2003                                                                      1.24            25,013,000           25,006,992

   5/15/2003                                                                     1.14            26,715,000           26,703,183

   5/22/2003                                                                     1.14            43,443,000           43,414,164

   5/29/2003                                                                     1.18             7,000,000            6,993,576

   6/5/2003                                                                      1.16            29,101,000           29,068,412

   6/12/2003                                                                     1.14             5,654,000            5,646,480

   6/19/2003                                                                     1.21            17,997,000           17,967,482

   7/3/2003                                                                      1.07            59,000,000           58,889,138

   7/17/2003                                                                     1.19             8,601,000            8,579,220

   7/24/2003                                                                     1.11            33,169,000           33,083,001

   10/9/2003                                                                     1.12            27,000,000           26,865,387

TOTAL INVESTMENTS (cost $286,903,035 )                                                            99.8%              286,903,035

CASH AND RECEIVABLES (NET)                                                                          .2%                  607,396

NET ASSETS                                                                                       100.0%              287,510,431

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           286,903,035   286,903,035

Cash                                                                    680,371

                                                                    287,583,406

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            21,152

Accrued expenses                                                         51,823

                                                                         72,975

NET ASSETS ($)                                                      287,510,431
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     287,511,703

Accumulated net realized gain (loss) on investments                     (1,272)

NET ASSETS ($)                                                      287,510,431

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

Net Assets ($)                                                       73,356,966

Shares Outstanding                                                   73,357,337

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS B SHARES

Net Assets ($)                                                      198,787,323

Shares Outstanding                                                  198,788,076

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS C SHARES

Net Assets ($)                                                       15,327,241

Shares Outstanding                                                   15,327,389

NET ASSET VALUE PER SHARE ($)                                              1.00

CLASS D SHARES

Net Assets ($)                                                           38,901

Shares Outstanding                                                       38,901

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From May 1, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,738,837

EXPENSES:

Management fee--Note 2(a)                                              192,201

Administrative service fees--Note 2(c)                                 349,183

Omnibus account service fees--Note 2(d)                                192,201

Distribution plan fees--Note 2(b)                                       41,060

TOTAL EXPENSES                                                         774,645

Less--waiver of fees due to undertakings--Note 2(a,b,c)               (57,621)

NET EXPENSES                                                           717,024

INVESTMENT INCOME--NET                                               2,021,813

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 (1,272)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,020,541

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From May 1, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment Income--net                                               2,021,813

Net realized gain (loss) on investments                                (1,272)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          2,020,541

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                                       (650,927)

Class B shares                                                     (1,226,618)

Class C shares                                                       (143,629)

Class D shares                                                           (639)

TOTAL DIVIDENDS                                                    (2,021,813)

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                                     404,155,516

Class B shares                                                     950,934,669

Class C shares                                                      62,983,376

Class D shares                                                       1,862,746

Dividends reinvested:

Class A shares                                                          47,736

Class B shares                                                         181,392

Class C shares                                                         130,301

Class D shares                                                             639

Cost of shares redeemed:

Class A shares                                                   (330,870,915)

Class B shares                                                   (752,352,985)

Class C shares                                                    (47,811,289)

Class D shares                                                     (1,849,483)

INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL STOCK TRANSACTIONS                                       287,411,703

TOTAL INCREASE (DECREASE) IN NET ASSETS                            287,410,431

NET ASSETS ($):

Beginning of Period                                                    100,000

END OF PERIOD                                                      287,510,431

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from May 1, 2002 (commencement of operations) to April 30, 2003. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                Class A Shares         Class B Shares         Class C Shares         Class D Shares
                                                    Year Ended             Year Ended             Year Ended             Year Ended
                                                April 30, 2003         April 30, 2003         April 30, 2003         April 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                    1.00                   1.00                   1.00                1.00

Investment Operations:

Investment income--net                                     .013                   .011                   .009                .006

Distributions:

Dividends from investment
   income--net                                            (.013)                 (.011)                 (.009)              (.006)

Net asset value, end of period                            1.00                   1.00                   1.00                1.00

TOTAL RETURN (%)                                          1.32                   1.08                    .88                 .62

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                      .19                    .42                    .61                 .89

Ratio of net investment income
   to average net assets                                  1.24                    .99                    .89                 .45

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                                 .01                    .03                    .09                 .21

Net Assets, end of period
   ( $x 1,000)                                       73,357                198,787                 15,327                  39

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

CitizensSelect   Treasury  Money  Market  Fund  (the  "fund" ) is  a  separate, diversified series of CitizensSelect Funds (the "Company"). The Company had no operations until May 1, 2002 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 25,000 shares of Beneficial Interest ("Initial Shares") of each of Class A, Class B, Class C and Class D shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as each fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (" Mellon" ), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and
Omnibus   Account  Services  Agreement  with  Citizens  Financial  Group,  Inc.
("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,272 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, were all ordinary income.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, distribution plan fees, administrative services plan fee, omnibus account services plan fee, fees and expenses of Board members who are not "interested persons" under the Act ("non-interested persons"), fees of independent counsel to the non-interested persons and extraordinary expenses. The Manager had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $27,471 during the period ended April 30, 2003.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D

                                                                     The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2003, Class C and Class D shares were charged $40,143 and $917, respectively, pursuant to the Plan. The Distributor had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $11,455 for Class C and $287 for Class D.

(C) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2003, Class B,
Class   C  and  Class  D  shares  were  charged  $308,687,  $40,143  and  $353, respectively, pursuant to the Administrative Services Plan. Citizens had undertaken from June 3, 2002 through April 30, 2003 to waive a portion of the administration fee for Class B. The amount waived during the period for Class B amounted to $18,408.

(D) Under the Omnibus Account Services Agreement, each fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds may reasonably request. During the period ended April 30, 2003, Class A, Class B, Class C and Class D shares were charged $52,527, $123,475, $16,058 and $141, respectively, pursuant to the Omnibus Account Services Agreement.


(E) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund decreased, and the annual fee was decreased to $8,000 while the attendance fee was decreased to $2,000 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the funds comprising CitizensSelect Funds), as of April 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the period from May 1, 2002, (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 1, 2002 to April 30, 2003, in conformity with accounting principles generally accepted in the United States.


New York, New York

June 6, 2003



IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2003, as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (69)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (75)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson Emeritus

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE FEBRUARY 2002.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE FEBRUARY 2002.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE FEBRUARY 2002.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, SECRETARY SINCE FEBRUARY 2002.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 87 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE FEBRUARY 2002.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE FEBRUARY 2002.

     Director-Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

MICHAEL CONDON, ASSISTANT TREASURER SINCE FEBRUARY 2002.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE FEBRUARY 2002.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.



FOR MORE INFORMATION
-------------------------------------------------------------------------------

INVESTMENT ADVISER

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

CUSTODIAN

The Bank of New York
100 Church Street
New York, NY 10286

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

BY TELEPHONE
Call your Citizens Registered
Representative or
1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101

466AR0403

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  June 26, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  June 26, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.